Consolidated Statements of Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred stock	Common stock	Loan to parent company	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2011	$ 8,281,927	$ 18,903	$ 20,000	$ (4,963)	$ 4,053,371	$ 2,302,662	$ 1,891,954
Comprehensive income:
Net income	(42,382)					(42,382)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	340,573						340,573
Net unrealized gain on postretirement obligation, net of deferred taxes	(226)						(226)
Foreign currency translation adjustment, net of deferred taxes	604						604
Total comprehensive income (loss)	298,569
Dividend	(150,000)					(150,000)
Payment received on loan	4,963			4,963
Ending balance at Dec. 31, 2012	8,435,459	18,903	20,000		4,053,371	2,110,280	2,232,905
Comprehensive income:
Net income	541,186					541,186
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(1,228,638)						(1,228,638)
Net unrealized gain on postretirement obligation, net of deferred taxes	167						167
Foreign currency translation adjustment, net of deferred taxes	(1,650)						(1,650)
Total comprehensive income (loss)	(688,935)
Dividend	(650,000)					(650,000)
Ending balance at Dec. 31, 2013	7,096,524	18,903	20,000		4,053,371	2,001,466	1,002,784
Comprehensive income:
Net income	155,465					155,465
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	776,470						776,470
Net unrealized gain on postretirement obligation, net of deferred taxes	(6)						(6)
Foreign currency translation adjustment, net of deferred taxes	(2,103)						(2,103)
Total comprehensive income (loss)	929,826
Dividend	(250,000)					(250,000)
Ending balance at Dec. 31, 2014	$ 7,776,350	$ 18,903	$ 20,000		$ 4,053,371	$ 1,906,931	$ 1,777,145